Related party transactions and Directors' remuneration - Disclosure required by the Companies Act 2006 (Narrative) (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Directors [member]
Disclosure of transactions between related parties [line items]
Aggregate emoluments	[1]	£ 10.5	£ 8.5
Directors [member] | Deferred share value plan [member]
Disclosure of transactions between related parties [line items]
Aggregate emoluments		5.1
Highest paid director [member]
Disclosure of transactions between related parties [line items]
Aggregate emoluments		£ 3.6	£ 2.3

[1]	The aggregate emoluments include amounts paid for the 2018 year.